Revenue from contracts with customers	12 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers

Note 4 — Revenue from contracts with customers

Disaggregation of revenue from contracts with customers

The principal revenue activities of the Company for the years ended March 31, 2026, 2025 and 2024 were as follows:

	For the Year Ended March 31,
Revenue categories	2026	2025	2024
Revenue from test kit sales	$12,423	$6,331	$156,419
Total Revenue	$12,423	$6,331	$156,419

For the years ended March 31, 2026, 100% of the revenue derived from the Company's research-use-only ("RUO") products. For the years ended March 31, 2025 and 2024, 100% of the revenue derived from the Company's ViraxClear and ViraxVet test kit distribution. Revenues have decreased from the prior year due to the Company's decreasing focus on the ViraxClear and ViraxVet platforms.

Accounting policies and significant judgments

Management does not consider there to be any significant judgments or estimates in the revenue recognition for the years ended March 31, 2026, 2025 and 2024.